INTEREST AND OTHER FINANCE COSTS	12 Months Ended
Dec. 31, 2023
INTEREST AND OTHER FINANCE COSTS
INTEREST AND OTHER FINANCE COSTS

4 Interest and other finance costs

4.1 Interest income/(expense)

	2023	2022	2021
	$ million	$ million	$ million
Interest income	34	14	6
Interest expense:
Bank borrowings	(10)	(3)	(3)
Private placement notes	(38)	(39)	(46)
Lease liabilities	(8)	(6)	(7)
Corporate bond	(46)	(27)	(21)
Other[1]	(30)	(5)	(3)
	(132)	(80)	(80)
Net interest expense	(98)	(66)	(74)
1	Other interest expenses included mainly swap interest expenses in 2023.

4.2 Other finance costs

		2023	2022	2021
	Notes	$ million	$ million	$ million
Retirement benefit net interest expense	18	(1)	(2)	(3)
Unwinding of discount		(6)	(9)	(10)
Other		–	3	(4)
Other finance costs		(7)	(8)	(17)